Annual Total Returns (Vanguard Total International Bond Index Fund - ETF Shares ETF) (Vanguard Total International Bond Index Fund, Vanguard Total International Bond Index Fund - ETF Shares)	12 Months Ended
Oct. 31, 2014
Vanguard Total International Bond Index Fund | Vanguard Total International Bond Index Fund - ETF Shares
Annual Total Return
2014	8.83%